Document and Entity Information	Jan. 17, 2018
Prospectus:
Document Type	497
Document Period End Date	Jan. 17, 2018
Registrant Name	FPA U.S. VALUE FUND INC
Central Index Key	0000732041
Amendment Flag	false
Document Creation Date	Jan. 17, 2018
Document Effective Date	Jan. 17, 2018
Prospectus Date	Apr. 30, 2017
FPA U.S. Value Fund, Inc. | FPA U.S. Value Fund, Inc.
Prospectus:
Trading Symbol	fppfx